Document	Dec. 31, 2021	Jun. 14, 2021	Mar. 23, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 14, 2021
Entity Registrant Name		Unit Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		1-9260
Entity Tax Identification Number		73-1283193
Entity Address, Address Line One		8200 South Unit Drive,
Entity Address, City or Town		Tulsa,
Entity Address, State or Province		OK
Entity Address, Postal Zip Code		74132
Entity Address, Country		US
City Area Code			(918)
Local Phone Number			493-7700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000798949
Amendment Flag		false
Current Fiscal Year End Date	--12-31